Derivative Instruments and Hedging Activities Fair Value Balance Sheet (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Derivatives designated as hedging instruments:
Derivative, notional amount	$ 855.0
Swaption [Member]
Derivatives designated as hedging instruments:
Derivative, notional amount	855.0
Designated as Hedging Instrument [Member]
Derivatives designated as hedging instruments:
Derivative asset, fair value, designated as hedging instrument	23.7	$ 44.1
Derivative liability, fair value, designated as hedging instrument	(4.1)	0.0
Designated as Hedging Instrument [Member] | Foreign currency forwards [Member]
Derivatives designated as hedging instruments:
Derivative, notional amount	329.1	300.3
Designated as Hedging Instrument [Member] | Foreign currency forwards [Member] | Other current assets [Member]
Derivatives designated as hedging instruments:
Derivative asset, fair value, designated as hedging instrument	17.5	28.4
Designated as Hedging Instrument [Member] | Foreign currency forwards [Member] | Other non-current assets [Member]
Derivatives designated as hedging instruments:
Derivative asset, fair value, designated as hedging instrument	6.2	15.7
Designated as Hedging Instrument [Member] | Foreign currency forwards [Member] | Accounts payable and other current liabilities [Member]
Derivatives designated as hedging instruments:
Derivative liability, fair value, designated as hedging instrument	(1.4)	0.0
Designated as Hedging Instrument [Member] | Foreign currency forwards [Member] | Other liabilities [Member]
Derivatives designated as hedging instruments:
Derivative liability, fair value, designated as hedging instrument	(2.7)	0.0
Not Designated as Hedging Instrument [Member]
Derivatives not designated as hedging instruments:
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	17.5	0.6
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	(21.2)	(22.0)
Not Designated as Hedging Instrument [Member] | Foreign currency forwards [Member]
Derivatives designated as hedging instruments:
Derivative, notional amount	28.7
Not Designated as Hedging Instrument [Member] | Foreign currency forwards [Member] | Other current assets [Member]
Derivatives not designated as hedging instruments:
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	0.0
Not Designated as Hedging Instrument [Member] | Foreign currency forwards [Member] | Accounts payable and other current liabilities [Member]
Derivatives not designated as hedging instruments:
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	(0.1)
Not Designated as Hedging Instrument [Member] | Commodity swaps [Member]
Derivatives designated as hedging instruments:
Derivative, notional amount	140.1	120.3
Not Designated as Hedging Instrument [Member] | Commodity swaps [Member] | Other current assets [Member]
Derivatives not designated as hedging instruments:
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	0.4	0.4
Not Designated as Hedging Instrument [Member] | Commodity swaps [Member] | Other non-current assets [Member]
Derivatives not designated as hedging instruments:
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	0.4	0.2
Not Designated as Hedging Instrument [Member] | Commodity swaps [Member] | Accounts payable and other current liabilities [Member]
Derivatives not designated as hedging instruments:
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	(12.5)	(12.5)
Not Designated as Hedging Instrument [Member] | Commodity swaps [Member] | Other liabilities [Member]
Derivatives not designated as hedging instruments:
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	(8.6)	$ (9.5)
Not Designated as Hedging Instrument [Member] | Swaption [Member]
Derivatives designated as hedging instruments:
Derivative, notional amount	855.0
Not Designated as Hedging Instrument [Member] | Swaption [Member] | Other current assets [Member]
Derivatives not designated as hedging instruments:
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	16.7
Not Designated as Hedging Instrument [Member] | Swaption [Member] | Accounts payable and other current liabilities [Member]
Derivatives not designated as hedging instruments:
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	$ 0.0